UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Activities:
Net loss	$ (44.4)	$ (21.4)	$ (106.9)	$ (8.9)	$ (6.1)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4.6	4.2	15.6	17.9	18.1
Amortization of films and television programs	230.5	254.1	1,347.8	1,649.3	1,497.5
Non-cash charge from the modification of an equity award (see Note 11)			49.2	0.0	0.0
Content impairments			12.8	5.9	0.0
Other impairments	18.0	0.0
Amortization of debt financing costs and other non-cash interest	7.9	6.0	25.1	21.8	46.5
Non-cash share-based compensation	12.6	12.2	62.5	73.4	70.2
Other amortization	9.9	9.2	46.0	59.9	82.5
Loss on extinguishment of debt	1.0	0.0	1.3	1.3	3.4
Equity interests (income) loss	(0.9)	0.3	(8.7)	(0.5)	3.0
Gain on investments, net			(3.5)	(44.0)	(1.3)
Deferred income taxes	(0.4)	0.2	(4.4)	1.6	1.2
Changes in operating assets and liabilities:
Proceeds from the termination of interest rate swaps			0.0	188.7	0.0
Accounts receivable, net	167.7	82.5	84.9	(136.7)	(33.0)
Investment in films and television programs, net	(599.4)	(374.1)	(1,120.5)	(1,568.4)	(1,750.1)
Other assets	(11.1)	(1.2)	16.5	(44.9)	(207.0)
Accounts payable and accrued liabilities	(37.0)	(14.5)	(48.8)	57.4	(40.6)
Content related payables	6.7	(5.2)	(24.5)	(10.7)	4.0
Deferred revenue	212.1	38.2	3.2	(24.5)	(4.8)
Participations and residuals	(64.4)	(6.6)	26.8	138.3	(73.4)
Due from Starz Business	(31.0)	53.8	114.5	(30.8)	(45.1)
Net Cash Flows Provided By (Used In) Operating Activities	(117.6)	37.7	488.9	346.1	(435.0)
Investing Activities:
Purchase of eOne, net of cash acquired (see Note 2)			(331.1)	0.0	0.0
Proceeds from the sale of equity method and other investments			5.2	46.3	1.5
Distributions from equity method investees and other			0.8	1.9	7.2
Increase in loans receivable	0.0	(0.9)	(3.7)	0.0	(4.3)
Investment in equity method investees and other	(2.0)	0.0	(13.3)	(17.5)	(14.0)
Acquisition of assets (film library and related assets)	(35.0)	0.0	0.0	0.0	(161.4)
Purchases of accounts receivables held for collateral	0.0	(49.8)	(85.5)	(183.7)	(172.9)
Receipts of accounts receivables held for collateral	0.0	46.3	105.7	190.8	169.3
Capital expenditures	(4.1)	(1.4)	(9.9)	(6.5)	(6.1)
Net Cash Flows Used In Investing Activities	(41.1)	(5.8)	(331.8)	31.3	(180.7)
Financing Activities:
Settlement of financing component of interest rate swaps			0.0	(134.5)	(28.5)
Distributions to noncontrolling interest	(0.6)	0.0	(1.7)	(7.6)	(1.5)
Debt - borrowings, net of debt issuance and redemption costs	879.5	490.0	3,145.0	1,523.0	1,494.3
Debt - repurchases and repayments	(1,066.7)	(498.7)	(2,611.4)	(1,745.8)	(1,629.5)
Film related obligations - borrowings	583.2	507.7	1,820.8	1,584.7	1,083.0
Film related obligations - repayments	(557.9)	(340.9)	(1,942.9)	(956.5)	(272.6)
Purchase of noncontrolling interest	0.0	(0.6)	(194.6)	(36.5)	0.0
Parent net investment	(90.4)	(140.2)	(290.1)	(621.3)	(119.7)
Proceeds from Business Combination	294.0	0.0
Net Cash Flows Provided By Financing Activities	41.1	17.3	(74.9)	(394.5)	525.5
Net Change In Cash, Cash Equivalents and Restricted Cash	(117.6)	49.2	82.2	(17.1)	(90.2)
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash	(0.2)	(0.8)	0.8	(1.8)	(0.8)
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period	334.4	251.4	251.4	270.3	361.3
Cash, Cash Equivalents and Restricted Cash - End Of Period	$ 216.6	$ 299.8	$ 334.4	$ 251.4	$ 270.3